Shareholder's Deficit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Shareholder's Deficit
Number of common shares authorized				1,000	1,000
Number of common shares issued				1,000	1,000
Par value of common share (in dollars per share)				$ 0.01	$ 0.01
Accumulated Other Comprehensive Loss
Unrealized loss on minimum pension liability adjustment, net of tax	$ (7,826)	$ (7,826)		$ (6,638)	$ (7,826)
Changes in Accumulated Other Comprehensive Income
Minimum pension liability - balance at beginning of period	(7,826)
Net actuarial gain	445
Reclassification for amortization of net loss	743
Total other comprehensive income	1,188	339	$ 897
Minimum pension liability - balance at end of period	$ (6,638)	$ (7,826)